Accrued Liabilities - Components of Accrued Liabilities (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Payables And Accruals [Abstract]
Maximum settlement time lag for transferring amount to accounts	5 days
Compensation for laid off employees	$ 688